RETENTION RECEIVABLES	12 Months Ended
Mar. 31, 2026
Retention Receivables
RETENTION RECEIVABLES

5. RETENTION RECEIVABLES

	As of March 31,
	2025	2026
	USD (Non-current)	USD (Current)
Beginning balance	446,651	493,147
Additions from condition rights to consideration	342,698	-
Less: retention released	(296,202)	(108,500)
Less: allowance for expected credit loss	(29,077)	(384,647)
Ending balance	464,070	-